Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Warrant Exercised	The gain on remeasurement of the warrant liability in the amount of $20,942 was included in other income.

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Balance at January 1, 2023	796,985	$6.04	5.16
Issued	—	—
Exercised	—	—
Expired	—	—

Balance at March 31, 2023	796,985	$6.04	4.91

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Balance at January 1, 2022	1,311,117	$4.03	7.30
Issued	115,000	6.25
Exercised	(608,612)	1.80
Expired	(20,520)	5.00

Balance at December 31, 2022	796,985	$6.04	5.16

Summary of Activity and Information regarding Outstanding and Exercisable Options
The following table summarizes the activity and information regarding MAIA’s outstanding and exercisable options for the three months ended March 31, 2023:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Balance at January 1, 2023	6,545,628	$2.55	7.59	—
Granted	672,287	4.08
Exercised	—	—
Cancelled/forfeited	—	—

Balance at March 31, 2023	7,217,915	$2.69	7.82	$8,907,071

Options exercisable at March 31, 2023	5,676,837	$2.29	7.39	$8,591,943

The following table summarizes the activity and information regarding MAIA’s outstanding and exercisable options classified as equity awards as of December 31, 2022:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Balance at January 1, 2022	5,797,185	$2.22	8.59	—
Granted	811,831	4.77
Exercised	(46,500)	1.81
Cancelled/forfeited	(16,888)	1.82

Balance at December 31, 2022	6,545,628	$2.55	7.85	$9,773,706

Options exercisable at December 31, 2022	5,449,715	$2.24	7.59	$8,804,841

Assumptions used in Calculating Value of Options Granted
The value of option grants is calculated using the Black-Scholes option pricing model with the following assumptions for options granted during the three months ended March 31, 2023 and 2022:

	2023	2022
Risk-free interest rate	3.64% - 4.23%	2.14%
Expected term (in years)	5 - 6.08	5 - 6.25
Expected volatility	99.6% - 101.1%	72.0% - 74.2%
Expected dividend yield	— %	— %

The value of option grants are calculated using the Black-Scholes-Merton option pricing model with the following assumptions for options granted during the years ended December 31, 2022 and 2021.

	2022	2021
Risk-free interest rate	2.14% - 4.45%	0.36% - 1.27%
Expected term (in years)	5 - 6.25	5 - 6.50
Expected volatility	71.9% - 87.9%	71.4% - 81.5%
Expected dividend yield	—	—

Summary of Stock Based Compensation Expense
Stock based compensation related to the Company’s stock plans are as follows:

	Three Months Ended March 31,
	2023	2022
General and administrative	$256,677	$440,551
Research and development	280,845	272,779

Total stock-based compensation	$537,522	$713,330

Stock based compensation related to the Company’s stock plans are as follows:

	Years Ended December 31,
	2022	2021
General and administrative	$1,422,799	$1,779,185
Research and development	896,628	943,708

Total stock-based compensation	$2,319,427	$2,722,893

Schedule of Unvested Restricted Shares

	Shares	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2022	58,333	$1.80
Vested	(58,333)	1.80

Unvested balance at December 31, 2022	—	$—

Assumptions used in Calculating Value of Warrants Granted
The value of the warrants are calculated using the Black-Scholes-Merton option pricing model with the following assumptions for warrants granted during the years ended December 31, 2022 and 2021:

	2022	2021
Risk-free interest rate	2.8% - 4.1%	0.6% - 1.3%
Expected term (in years)	4.6 - 5	5 - 7
Expected volatility	78% - 92%	81% - 106%
Expected dividend yield	— %	— %